Business Combination (Details) (USD $) In Thousands, unless otherwise specified	Oct. 17, 2014
Assets
Cash and Due From	$ 9,684
Overnight Investments	2,963
Investment Securities	31,738
Loans	89,368
Interest Receivable on Loans	280
Fixed Assets	169
Other Assets	1,367
Total Assets	135,569
Liabilities
Deposits - Transaction accounts	83,031
Deposits - CD's	60,802
Total Deposits	143,833
Other Liabilities	157
Total Liabilities	143,990
Net identifiable assets acquired over/(under) liabilities assumed	(8,421)
Fair Value Adjustments [Member]
Assets
Cash and Due From	0
Overnight Investments	0
Investment Securities	0
Loans	(11,122)	[1]
Interest Receivable on Loans	0
Fixed Assets	(215)	[2]
Other Assets	677	[3]
Total Assets	(10,660)
Liabilities
Deposits - Transaction accounts	0
Deposits - CD's	475	[4]
Total Deposits	475
Other Liabilities	0
Total Liabilities	475
Net identifiable assets acquired over/(under) liabilities assumed	(11,135)
NBRS Financial Bank [Member]
Assets
Cash and Due From	9,684
Overnight Investments	2,963
Investment Securities	31,738
Loans	100,490
Interest Receivable on Loans	280
Fixed Assets	384
Other Assets	690
Total Assets	146,229
Liabilities
Deposits - Transaction accounts	83,031
Deposits - CD's	60,327
Total Deposits	143,358
Other Liabilities	157
Total Liabilities	143,515
Net identifiable assets acquired over/(under) liabilities assumed	$ 2,714

[1]	Adjustment reflects the fair value adjustments based upon the Company's evaluation of the acquired loan portfolio and excludes the allowance for credit losses recorded by NBRS.
[2]	Adjustment reflects the fair value adjustments based upon the Company's evaluation of the acquired premises and equipment.
[3]	Adjustment reflects the recording of the core deposit intangible on the acquired deposit accounts.
[4]	Adjustment arises since the interest rates paid on interest bearing deposits were higher than rates available in the market on similar deposits as of the acquisition date.